Regulatory Capital	12 Months Ended
Dec. 31, 2015
Regulatory Capital [Abstract]
Regulatory Capital

NOTE 15 — REGULATORY CAPITAL

CIT acquired the assets and liabilities of OneWest Bank in August 2015, as described in Note 2 – Acquisition and Disposition Activities. The impact of the acquisition is reflected in the balances and ratios as of December 31, 2015 for both CIT and CIT Bank, N.A.

The Company and the Bank are each subject to various regulatory capital requirements administered by the FRB and the OCC. Quantitative measures established by regulation to ensure capital adequacy require that the Company and the Bank each maintain minimum amounts and ratios of Total, Tier 1 and Common Equity Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets. We compute capital ratios in accordance with Federal Reserve capital guidelines and OCC capital guidelines for assessing adequacy of capital for the Company and CIT Bank, respectively. At December 31, 2015, the regulatory capital guidelines applicable to the Company and CIT Bank were based on the Basel III Final Rule. At December 31, 2014, the regulatory capital guidelines that were applicable to the Company and CIT Bank were based on the Capital Accord of the Basel Committee on Banking Supervision (Basel I).

The calculation of the Company’s regulatory capital ratios are subject to review and consultation with the FRB, which may result in refinements to amounts reported at December 31, 2015.

The following table summarizes the actual and minimum required capital ratios:

Tier 1 Capital and Total Capital Components (1) (dollars in millions)

	CIT		CIT Bank, N.A.
	December 31,	December 31,	December 31,	December 31,
Tier 1 Capital	2015	2014	2015	2014
Total stockholders’ equity (2)	$10,978.1	$9,068.9	$5,606.4	$2,716.4
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital and qualifying noncontrolling interests	76.9	53.0	7.0	(0.2)
Adjusted total equity	11,055.0	9,121.9	5,613.4	2,716.2
Less: Goodwill (3)	(1,130.8)	(571.3)	(830.8)	(167.8)
Disallowed deferred tax assets	(904.5)	(416.8)	–	–
Disallowed intangible assets (3)	(53.6)	(25.7)	(58.3)	(12.1)
Investment in certain subsidiaries	NA	(36.7)	NA	–
Other Tier 1 components (4)	(0.1)	(4.1)	–	–
Common Equity Tier 1 Capital	8,966.0	8,067.3	4,724.3	2,536.3
Tier 1 Capital	8,966.0	8,067.3	4,724.3	2,536.3
Tier 2 Capital
Qualifying allowance for credit losses and other reserves (5)	403.3	381.8	374.7	245.1
Less: Investment in certain subsidiaries	NA	(36.7)	NA	–
Other Tier 2 components (6)	–	–	–	0.1
Total qualifying capital	$9,369.3	$8,412.4	$5,099.0	$2,781.5
Risk-weighted assets	$69,563.6	$55,480.9	$36,843.8	$19,552.3
Common Equity Tier 1 Capital (to risk-weighted assets):
Actual	12.9%	NA	12.8%	NA
Effective minimum ratios under Basel III guidelines (7)	4.5%	NA	4.5%	NA
Tier 1 Capital (to risk-weighted assets):
Actual	12.9%	14.5%	12.8%	13.0%
Effective minimum ratios under Basel III and Basel I guidelines (7)	6.0%	6.0%	6.0%	6.0%
Total Capital (to risk-weighted assets):
Actual	13.5%	15.2%	13.8%	14.2%
Effective minimum ratios under Basel III and Basel I guidelines (7)	8.0%	10.0%	8.0%	10.0%
Tier 1 Leverage Ratio:
Actual	13.5%	17.4%	10.9%	12.2%
Required minimum ratio for capital adequacy purposes	4.0%	4.0%	4.0%	4.0%

NA – Balance is not applicable under the respective guidelines.

(1)The 2015 presentation reflects the risk-based capital guidelines under Basel III, which became effective on January 1, 2015. The December 31, 2014 presentation reflects the risk-based capital guidelines under the then effective Basel I.

(2)See Consolidated Balance Sheets for the components of Total stockholders’ equity.

(3)Goodwill and disallowed intangible assets adjustments include the respective portion of deferred tax liability in accordance with guidelines under Basel III.

(4)Includes the Tier 1 capital charge for nonfinancial equity investments under Basel I.

(5)“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit, and deferred purchase agreements, all of which are recorded in Other Liabilities.

(6)Banking organizations are permitted to include in Tier 2 Capital up to 45% of net unrealized pretax gains on available-for-sale equity securities with readily determinable fair values.

(7)Required ratios under Basel III Final Rule currently in effect.

As it currently applies to CIT, the Basel III Final Rule: (i) introduces a new capital measure called “Common Equity Tier 1” (“CET1”) and related regulatory capital ratio of CET1 to risk-weighted assets; (ii) specifies that Tier 1 capital consists of CET1 and “Additional Tier 1 capital” instruments meeting certain revised requirements; (iii) mandates that most deductions/adjustments to regulatory capital measures be made to CET1 and not to the other components of capital; and (iv) expands the scope of the deductions from and adjustments to capital as compared to the prior regulations. Prior to 2015, the Company had been subject to the guidelines under Basel I.

The Basel III Final Rule also prescribed new approaches for risk weightings. Of these, CIT will calculate risk weightings using the Standardized Approach. This approach expands the risk-weighting categories from the former four Basel I-derived categories (0%,  20%,  50% and 100%) to a larger and more risk-sensitive number of categories, depending on the nature of the exposure, ranging from 0% for U.S. government and agency securities to as high as 1,250% for such exposures as mortgage backed securities, credit-enhancing interest-only strips or unsettled security/commodity transactions.

The Basel III Final Rule established new minimum capital ratios for CET1, Tier 1 capital, and Total capital of 4.5%,  6.0% and 8.0%, respectively. In addition, the Basel III Final Rule also introduced a new “capital conservation buffer”, composed entirely of CET1, on top of these minimum risk-weighted asset ratios. The capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of CET1 to risk-weighted assets above the minimum but below the capital conservation buffer will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall. This buffer will be implemented beginning January 1, 2016 at the 0.625% level and increase by 0.625% on each subsequent January 1, until it reaches 2.5% on January 1, 2019.

With respect to CIT Bank, the Basel III Final Rule revises the “prompt corrective action” (“PCA”) regulations adopted pursuant to Section 38 of the Federal Deposit Insurance Act, by: (i) introducing a CET1 ratio requirement at each PCA category (other than critically undercapitalized), with the required CET1 ratio being 6.5% for well-capitalized status; (ii) increasing the minimum Tier 1 capital ratio requirement for each category, with the minimum Tier 1 capital ratio for well-capitalized status being 8% (as compared to the previous 6%); and (iii) eliminating the prior provision that a bank with a composite supervisory rating of 1 may have a 3% leverage ratio and requiring a minimum Tier 1 leverage ratio of 5.0%. The Basel III Final Rule does not change the total risk-based capital requirement for any PCA category.

As non-advanced approaches banking organizations, the Company and CIT Bank will not be subject to the Basel III Final Rule’s countercyclical buffer or the supplementary leverage ratio.

An FHC’s status will also depend upon its maintaining its status as “well-capitalized” and “well-managed” under applicable FRB regulations. If an FHC ceases to meet these capital and management requirements, the FRB’s regulations provide that the FHC must enter into an agreement with the FRB to comply with all applicable capital and management requirements.

The Company and CIT Bank have met all capital requirements under the Basel III Final Rule, including the capital conservation buffer.

CIT Bank’s capital ratios were all in excess of minimum guidelines for well capitalized at December 31, 2015. Neither CIT nor CIT Bank is subject to any order or written agreement regarding any capital requirements.